TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax expense/(credit) are as follows:

(in thousands of $)	2015	2014	2013
Current tax expense/(credit):
U.K.	435	2,212	(27)
Total current tax expense/(credit)	435	2,212	(27)
Deferred tax expense:
U.K.	—	161	110
Amortization of tax benefit arising on intra-group transfers of long-term assets	(3,488)	(3,487)	(3,487)
Total income tax credit	(3,053)	(1,114)	(3,404)

Schedule of effective income tax rate reconciliation
The income taxes for the years ended December 31, 2015, 2014 and 2013 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(in thousands of $)	2015	2014	2013
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of long-term assets	(3,488)	(3,487)	(3,487)
Effect of adjustments in respect of current tax in prior periods	(330)	1,411	(188)
Effect of taxable income in various countries	765	962	271
Total tax credit	(3,053)	(1,114)	(3,404)

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2015	2014
Deferred tax assets, gross and net	260	260